Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of components of income before tax

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income/(loss) before tax:
Income/(loss) from PRC entities	232,602	102,073	(128,658)
(Loss)/income from overseas entities	(20,166)	(8,082)	4,043
Total income/(loss) before tax	212,436	93,991	(124,615)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Difference in tax rates of subsidiaries outside PRC	2%	3%	0%
Effect of permanent differences	(3)%	(3)%	(7)%
R&D super deduction	—	—	15%
Non-taxable income	—	—	1%
Effect of tax holiday	(3)%	(5)%	2%
Change in valuation allowance	1%	0%	(36)%
Effect tax rate	22%	20%	0%

Summary of the aggregate amount and per share effect of the tax holidays

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate amount of effect of tax holidays	5,498	4,535	2,243
Basic and diluted net loss per share effect	0.16	0.08	0.01

Schedule of the current and deferred portions of income tax expense

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB

Income tax expense applicable to PRC entities
Current income tax expense	29,600	903	(554)
Deferred income tax expense	16,230	17,661	554
Subtotal income tax expense appliable to PRC entities	45,830	18,564	—
Current and deferred income tax expense applicable to overseas entities	—	—	—
Income tax expense, net	45,830	18,564	—

Schedule of significant components of deferred tax assets and liabilities

	As of
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Deferred tax assets:
Commissions and entry fees for which invoices have not been collected	22,503	75,213	2,780
Accrued salary and welfare payable	1,413	3,903	8,194
Property, equipment and software, net	1,967	—	12,642
Net operating loss carry-forwards	474	621	96,761
Provision for allowance of doubtful accounts	—	—	801
Less: Valuation allowances	(474)	(621)	(47,430)
Total deferred tax assets	25,883	79,116	73,748
Deferred tax liabilities
Property, equipment and software, net	—	(1,750)	—
Accrued service revenue (a)	(42,113)	(111,257)	(108,193)
Total deferred tax liabilities	(42,113)	(113,007)	(108,193)
Deferred tax liabilities, net,	(16,230)	(33,891)	(34,445)

Note (a) — Deferred tax liabilities were provided for the unbilled service fee charged to VIEs by WFOEs pursuant to the exclusive business cooperation agreement entered into between VIEs and WFOEs as discussed in Note 1(b).

Summary of net operating loss carry forwards from PRC

At December 31,	RMB
2022	—
2023	—
2024	—
2025	579
2026	383,726
384,305

Summary of movement of valuation allowance

	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	464	474	621
Additions	10	147	46,809
Balance at the end of the year	474	621	47,430